SAWGRASS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                           PERIOD FROM MARCH 15, 2000
                          (COMMENCEMENT OF OPERATIONS)
                                TO JUNE 30, 2000
                                   (UNAUDITED)

                              SAWGRASS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                           PERIOD FROM MARCH 15, 2000
                          (COMMENCEMENT OF OPERATIONS)
                                TO JUNE 30, 2000

                                   (UNAUDITED)






                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital......................   1
Statement of Operations....................................................   2
Statement of Changes in Members' Capital - Net Assets......................   3
Notes to Financial Statements..............................................   4
Schedule of Portfolio Investments..........................................  11
Schedule of Securities Sold, Not Yet Purchased.............................  15
Schedule of Written Options................................................  17

SAWGRASS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                               JUNE 30, 2000
                                                                                (UNAUDITED)
Assets

Investments in securities, at market (identified cost - $98,502)                  $110,714
Due from broker                                                                      1,243
Dividends receivable                                                                     1
Interest receivable                                                                    100
                                                                                  --------

     TOTAL ASSETS                                                                  112,058
                                                                                  --------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds of sales - $5,545)           6,228
Outstanding options written, at value (premiums received - $719)                       496
Syndication fees payable                                                                46
Management fee payable                                                                  83
Accrued expenses                                                                       277
                                                                                  --------

     TOTAL LIABILITIES                                                               7,130
                                                                                  --------

         NET ASSETS                                                               $104,928
                                                                                  ========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions (net of syndication costs)                                  $107,725
Accumulated net investment gain                                                         96
Accumulated net realized loss on investments                                       (14,645)
Accumulated net unrealized appreciation on investments                              11,752
                                                                                  --------

         MEMBERS' CAPITAL - NET ASSETS                                            $104,928
                                                                                  ========

   The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                          PERIOD FROM MAY 15, 2000
                                                                       (COMMENCEMENT OF OPERATIONS)
                                                                           TO JUNE 30, 2000
                                                                              (UNAUDITED)
INVESTMENT INCOME
     Interest                                                                    $    734
     Dividends                                                                         10
                                                                                 --------
                                                                                      744
                                                                                 --------
EXPENSES
     OPERATING EXPENSES:
         Management Fee                                                               274
         Organizational expense                                                       169
         Professional fees                                                             77
         Administration fee                                                            48
         Insurance expense                                                             35
         Custodian fees                                                                15
         Board of Managers' fees                                                        9
         Prime broker fee                                                               8
         Miscellaneous                                                                  8
                                                                                 --------
            TOTAL OPERATING EXPENSES                                                  643
         Dividends on securities sold, not yet purchased                                1
         Interest expense                                                               4
                                                                                 --------
            TOTAL EXPENSES                                                            648
                                                                                 --------

            NET INVESTMENT GAIN                                                        96
                                                                                 --------

REALIZED AND  UNREALIZED  GAIN  (LOSS) ON  INVESTMENTS
REALIZED  GAIN (LOSS) ON INVESTMENTS:
         Investment securities                                                    (16,601)
         Purchased options                                                             17
         Written options                                                              383
         Securities sold, not yet purchased                                         1,556
                                                                                 --------
            NET REALIZED LOSS ON INVESTMENTS                                      (14,645)
                                                                                 --------

     NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                          11,752
                                                                                 --------

            NET REALIZED AND UNREALIZED LOSS                                       (2,893)
                                                                                 --------

            DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES      $ (2,797)
                                                                                 ========

   The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                      PERIOD FROM MAY 15, 2000
                                                    (COMMENCEMENT OF OPERATIONS)
                                                           TO JUNE 30, 2000
                                                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES

     Net investment gain                                     $     96
     Net realized loss on investments                         (14,645)
     Net change in unrealized depreciation on investments      11,752
                                                             --------

         DECREASE IN MEMBERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES                 (2,797)

MEMBERS' CAPITAL TRANSACTIONS

     Capital contributions                                    107,810
     Syndication costs                                            (85)
                                                             --------

         INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                         107,725

         MEMBERS' CAPITAL AT BEGINNING OF PERIOD                    0
                                                             --------

         MEMBERS' CAPITAL AT END OF PERIOD                   $104,928
                                                             ========

   The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Sawgrass Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 2000. The Company is registered under the Investment Company act of 1940 (the "Act") as a closed-end, non-diversified management investment company. CIBC Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for the Company's investment activities pursuant to an investment advisory agreement. Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers").

         The Company's investment objective is to seek superior long-term capital appreciation. It pursues this objective by investing in a portfolio consisting primarily of equity securities of small to medium size emerging growth companies. The Company's portfolio of securities in the emerging growth areas is expected to include long and short positions in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         There are four members of the "Board of Managers" and an "Adviser." CIBC Oppenheimer Advisers, L.L.C. serves as the investment adviser of the Company and is responsible for managing the Company's investment activities pursuant to an Investment Advisory Agreement. CIBC World Markets Corp. ("CIBC WM") (formerly CIBC Oppenheimer Corp.) is the managing member and controlling person of the Adviser, and CWH Associate Inc. ("CWH") is a non-managing member of the Adviser. Investment professionals employed by CWH will manage the Company's investment portfolio on behalf of the Adviser under the supervision of CIBC WM.

         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Board of Managers that the Company offer to repurchase interests from Members at the end of 2000. Thereafter, the Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.   PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities (other than convertible debt securities) will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership will be made. The Members are individually liable for the income taxes on their share of the Company's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services to the Company. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the period ended June 30, 2000, CIBC WM earned no brokerage commissions from portfolio transactions executed on behalf of the Company.

         The Adviser of the Company will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser.

         Each Member of the Board Managers ("Manager") who is not an "interested person" of the company, as defined by the act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager, Howard M. Singer, is an "interested person" as defined by the act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the period ended June 30, 2000, fees (including meeting fees and a pro-rata annual retainer) and expenses paid to the Managers totaled $22,527.

         PFPC Trust Company serves as Custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company,   and  in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the period from March 15, 2000 (commencement of operations) to June 30, 2000, amounted to $148,978,305 and $32,977,603, respectively.

         At June 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2000, accumulated net unrealized appreciation on investments was $11,751,530, consisting of $17,092,191 gross unrealized appreciation and $5,340,661 gross unrealized depreciation.

         Due from broker represents receivables and payables from unsettled security trades and proceeds from securities sold, not yet purchased.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2000, the Company had outstanding margin borrowings of $385,979. For the period from March 15, 2000 to June 30, 2000, the average daily amount of such borrowings was $10,006.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

6.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The Company maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                                   CALL OPTIONS
                                              -----------------------
                                                NUMBER
                                              OF CONTRACTS   COST
                                              ------------   ----
              Beginning balance                       0    $       0
              Options purchased                   1,336      340,287
              Options closed                     (1,336)    (340,287)
                                                 ------    ---------
              Options outstanding at
              June 30, 2000                           0    $       0
                                                 ======    =========

         Transactions in written options were as follows:

                                             CALL OPTIONS                PUT OPTIONS
                                             ------------                -----------
                                          NUMBER     AMOUNT OF        NUMBER     AMOUNT OF
                                       OF CONTRACTS   PREMIUM      OF CONTRACTS   PREMIUM
                                       ------------  ----------    ------------  ---------
              Beginning balance               0      $        0           0      $      0
              Options written             2,530       1,048,745         530        92,002
              Options closed               (150)        (38,774)          0             0
              Options expired              (287)       (291,292)       (530)      (92,002)
              Options outstanding at      -----      ----------        ----      --------
              June 30, 2000               2,093      $  718,679           0      $      0
                                          =====      ==========        ====      ========

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

7.   FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

     The Company maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                      NET GAINS
                                                 FOR THE PERIOD ENDED
                                                    JUNE 30, 2000
                                                    -------------

       Equity securities                             $(4,390,029)
       Equity short sales                                873,426
       Equity options                                     17,209
       Written options                                   605,742
                                                     -----------
           Total                                     $(2,893,652)
                                                     ===========

     The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                            AVERAGE MARKET VALUE
                                         MARKET VALUE AT    FOR THE PERIOD ENDED
                                          JUNE 30, 2000         JUNE 30, 2000
                                          -------------         -------------
        ASSETS:
             Equity options                 $       0            $184, 473

         LIABILITIES:
            Written options                 $(496,230)           $(323,250)

     Average market values presented above are based upon month-end market values during the period ended June 30, 2000.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                               MARCH 15, 2000
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                                JUNE 30, 2000
                                                                -------------



           Ratio of net investment gian to average net assets       0.36% *
           Ratio of operating expenses to average net assets        2.37% *
           Ratio of interest expense to average net assets          0.01% *
           Ratio of dividends on securities sold, not yet            N/A
           purchased to average net assets
           Portfolio turnover rate                                 54.15%
           Total return                                            (4.81)%**

           *      Annualized.
           ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.

SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              JUNE 30, 2000
SHARES                                                        MARKET VALUE
        COMMON STOCKS - 105.51%
           APPLICATIONS SOFTWARE - 7.75%
 48,300      Caminus Corp. *                                  $  1,183,350
 96,900      New Era of Networks, Inc. *                         4,118,250
 28,200      Peregrine Systems, Inc. *                             978,201
 19,900      Rational Software Corp. *                           1,849,466
                                                              ------------
                                                                 8,129,267
                                                              ------------

           CIRCUITS - 3.56%
 54,100      Integrated Device Technology, Inc. *                3,239,237
  7,800      Linear Technology Corp.                               498,716
                                                              ------------
                                                                 3,737,953
                                                              ------------

           COMMERCIAL SERVICES - 1.04%
  9,700      Plexus Corp. *                                      1,096,100
                                                              ------------

           COMPUTER GRAPHICS - 1.82    %
 30,000      NVIDIA Corp. *                                      1,906,890
                                                              ------------

           DRUG DELIVERY SYSTEMS - 0.44%
 48,500      NexMed, Inc. *                                        460,750
                                                              ------------

           EDUCATIONAL SOFTWARE - 1.82%
 39,700      SmartForce PLC, Sponsored ADR *               (a)   1,905,600
                                                              ------------

           ELECTRONIC COMPONENTS - MISC. - 1.20%
 22,500      DSP Group, Inc. *                                   1,260,000
                                                              ------------

           ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.75%
  3,200      Analog Devices, Inc. *                                243,200
 34,200      TranSwitch Corp. *                            (a)   2,639,830
                                                              ------------
                                                                 2,883,030
                                                              ------------

           ENTERPRISE SOFTWARE/SERVICES - 2.83%
 43,200      Mercator Software, Inc. *                           2,970,000
                                                              ------------

   The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                              JUNE 30, 2000
 SHARES                                                       MARKET VALUE
        COMMON STOCKS - (CONTINUED)
           FIBER OPTICS - 1.55%
 62,100      Finisar Corp. *                                   $ 1,626,275
                                                              ------------

           HEALTH CARE COST CONTAINMENT - 5.33%
820,600      Caremark Rx, Inc. *                           (a)   5,590,748
                                                              ------------

           INTERNET CONTENT - 1.20%
 16,700      DigitalThink, Inc. *                                  599,113
 46,600      SkillSoft Corp. *                                     658,225
                                                              ------------
                                                                 1,257,338
                                                              ------------

           INTERNET SOFTWARE - 2.47%
 10,000      Covad Communications Group, Inc. *                    161,250
179,300      e-SIM, Ltd. *                                       1,748,175
 18,000      Rhythms NetConnections, Inc. *                        226,134
 21,500      Saba Software, Inc. *                                 451,500
                                                              ------------
                                                                 2,587,059
                                                              ------------

           LIFE/HEALTH INSURANCE - 0.13%
 13,500      Conseco, Inc.                                         131,625
                                                              ------------

           MEDICAL LASER SYSTEMS - 13.38%
 12,400      Laser Vision Centers, Inc. *                           76,730
739,900      Summit Technology, Inc. *                          13,965,613
                                                              ------------
                                                                14,042,343
                                                              ------------

           MEDICAL PRODUCTS - 3.22%
 28,700      MiniMed, Inc. *                                     3,386,600
                                                              ------------

           MEDICAL - DRUGS - 1.66%
 23,500      Priority Healthcare Corp., Class B *                1,746,356
                                                              ------------

           MEDICAL - HMO - 3.14%
 11,100      Lifemark Corp. *                                       66,600
 62,600      Trigon Healthcare, Inc. *                     (a)   3,227,844
                                                              ------------
                                                                 3,294,444
                                                              ------------

   The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                              JUNE 30, 2000
SHARES                                                        MARKET VALUE
        COMMON STOCKS - (CONTINUED)
           MEDICAL - HOSPITALS - 0.23%
 18,300      Health Management Associates, Inc., Class A *       $ 239,053
                                                              ------------

           NETWORK SOFTWARE - 1.88%
 67,700      Packeteer, Inc. *                                   1,971,762
                                                              ------------

           OIL FIELD MACHINERY & EQUIPMENT - 2.13%
 89,400      Grant Prideco, Inc. *                               2,235,000
                                                              ------------

           OIL & GAS DRILLING - 13.65%
145,800      Global Marine, Inc. *                         (a)   4,109,810
752,700      Grey Wolf, Inc. *                             (a)   3,763,500
 84,600      Precision Drilling Corp.*                           3,267,675
135,200      R&B Falcon Corp. *                            (a)   3,185,718
                                                              ------------
                                                                14,326,703
                                                              ------------

           OIL - FIELD SERVICES - 4.92%
 47,200      BJ Services Co. *                             (a)   2,950,000
 61,400      Tidewater, Inc.                               (a)   2,210,400
                                                              ------------
                                                                 5,160,400
                                                              ------------

           PHARMACY SERVICES - 1.03%
 52,900      Advance Paradigm, Inc. *                            1,084,450
                                                              ------------

           PHYSICAL THERAPY/REHABILITATION CENTERS - 3.46%
133,200      RehabCare Group, Inc. *                             3,629,700
                                                              ------------

           SCHOOLS - 11.71%
 53,000      Apollo Group, Inc., Class A *                       1,484,000
137,400      DeVry, Inc. *                                 (a)   3,632,581
213,200      Edison Schools, Inc. *                        (a)   4,943,682
 36,400      Learning Tree International, Inc. *                 2,229,500
                                                              ------------
                                                                12,289,763
                                                              ------------

           SOFTWARE TOOLS - 2.92%
 31,700      Mercury Interactive Corp. *                         3,066,975
                                                              ------------

   The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                              JUNE 30, 2000
SHARES                                                        MARKET VALUE
        COMMON STOCKS - (CONTINUED)
           STOCK INDEX - 4.71%
 53,000      Nasdaq - 100 Shares *                            $  4,938,964
                                                              ------------

           TELECOMMUNICATIONS EQUIPMENT - 3.58%
 20,800      Comverse Technology, Inc. *                   (a)   1,934,400
 28,400      Terayon Communication Systems, Inc. *               1,824,246
                                                              ------------
                                                                 3,758,646
                                                              ------------

             TOTAL COMMON STOCKS (COST $98,502,128)            110,713,794
                                                              ------------


             TOTAL INVESTMENTS (COST $98,502,128) - 105.51%    110,713,794
                                                              ------------

             OTHER ASSETS, LESS LIABILITIES - (5.51)%           (5,785,632)
                                                              ------------

             NET ASSETS - 100.00%                             $104,928,162
                                                              ============

(a)Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                              JUNE 30, 2000
                                                              MARKET VALUE
SHARES
        SECURITIES SOLD, NOT YET PURCHASED - (5.93%)
           APPLICATIONS SOFTWARE - (1.72%)
 19,400      Rational Software Corp.                          $(1,802,997)
                                                              ------------

           COMMERCIAL SERVICES - (0.34%)
 10,600      MemberWorks, Inc.                                   (356,425)
                                                              ------------

           COMPUTER SERVICES -  (0.55%)
  5,400      Sapient Corp.                                       (577,465)
                                                              ------------

           E-COMMERCE - (0.32%)
  9,300      Amazon.com, Inc.                                    (337,711)
                                                              ------------

           ENTERPRISE SOFTWARE/SERVICES - (0.27%)
  6,000      SAP AG, Sponsored ADR                               (281,628)
                                                              ------------

           INTERNET SOFTWARE - (1.07%)
  5,700      Ariba, Inc.                                         (558,868)
 12,800      Scient Corp.                                        (564,800)
                                                              ------------
                                                               (1,123,668)
                                                              ------------

           MACHINERY - PRINT TRADE - (0.42%)
 26,800      Presstek, Inc.                                      (437,188)
                                                              ------------

           MEDICAL LASER SYSTEMS - (0.25%)
  9,500      VISX, Inc.                                          (266,599)
                                                              ------------

           NETWORK SOFTWARE - (0.24%)
  8,800      Packeteer, Inc.                                     (256,300)
                                                              ------------

           RETAIL APPAREL/SHOES - (0.20%)
 10,700      Claire's Stores, Inc.                               (205,975)
                                                              ------------

   The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------
                                                              JUNE 30, 2000
                                                              MARKET VALUE
SHARES
        SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
           TELECOMMUNICATIONS EQUIPMENT - (0.55%)
  8,500      Tellabs, Inc.                                       (581,723)
                                                              ------------

             TOTAL SECURITIES SOLD, NOT YET PURCHASED
              (PROCEEDS $5,545,094)                           $(6,227,679)
                                                              ============









   The accompanying notes are an integral part of these financial statements.

 SAWGRASS FUND, L.L.C.

 SCHEDULE OF WRITTEN OPTIONS
--------------------------------------------------------------------------------
                                                              JUNE 30, 2000
NUMBER OF                                                     MARKET VALUE
CONTRACTS
        WRITTEN CALL OPTIONS - (0.47%)
           OIL & GAS DRILLING - (0.35%)
    360      Global Marine, Inc., 07/22/00, $25.00               $(135,000)
    365      Global Marine, Inc., 07/22/00, $27.50                 (84,424)
     35      Precision Drilling Corp., 07/22/00, $35.00            (15,313)
     35      Precision Drilling Corp., 07/22/00, $40.00             (4,375)
    588      R&B Falcon Corp., 07/22/00, $22.50                   (124,950)
                                                                 ----------
                                                                  (364,062)
                                                                 ----------

           OIL - FIELD SERVICES - (0.11%)
    145      BJ Services Co., 07/22/00, $65.00                     (38,062)
    245      BJ Services Co., 07/22/00, $70.00                     (29,106)
    220      Tidewater, Inc.,  07/22/00, $35.00                    (55,000)
                                                                 ----------
                                                                  (122,168)
                                                                 ----------

           SCHOOLS - (0.01%)
    100      Apollo Group, Inc.,  07/22/00, $30.00                 (10,000)
                                                                 ----------

             TOTAL OPTIONS WRITTEN (PREMIUM $718,679)            $(496,230)
                                                                 ==========

   The accompanying notes are an integral part of these financial statements.